Offerings	Sep. 12, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Stock Purchase Units
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Common Stock, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of Bloom Energy Corporation, Inc. (the “registrant”) is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions.. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Common Stock, par value $0.0001 per share
Amount Registered	23,491,701
Maximum Aggregate Offering Price	$ 313,144,374.33
Carry Forward Form Type	S-3ASR
Carry Forward File Number	333-260464
Carry Forward Initial Effective Date	Oct. 25, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 34,508.51
Offering Note	With respect to this secondary offering, this registration statement registers 23,491,701 shares of Class A common stock to be sold by the selling securityholders named herein. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Class A common stock which may be issued with respect to such shares of Class A common stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise, or exchange of other securities.The registrant previously registered an aggregate of 23,491,701 shares of common stock (the “Carry Forward Securities”) covered by a prospectus supplement filed pursuant to Rule 424(b)(7) under the Securities Act on September 29, 2023, to the prospectus dated October 25, 2021 included in the registrant’s Registration Statement on Form S-3ASR (File No. 333-260464) (the “Prior Registration Statement”), of which all 23,491,701 shares remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the registration fees relating to the Carry Forward Securities under the Prior Registration Statement will continue to be applied to such securities hereunder. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.